RECEIVABLES AND OTHER (Tables)	6 Months Ended
Jun. 30, 2025
RECEIVABLES AND OTHER
Schedule of receivables and other

	June 30,	December 31,
	2025	2024
Prepaid expenses and deposits	$178,549	$100,898
Tax receivables	10,482	16,068
	$189,031	$116,966